Stock-based Compensation - Narrative (Details) $ in Thousands, $ in Thousands		3 Months Ended		9 Months Ended
	Mar. 26, 2026 shares	Sep. 30, 2026 USD ($) shares	Sep. 30, 2025 USD ($) shares	Sep. 30, 2026 USD ($) shares	Sep. 30, 2025 USD ($) shares	Sep. 30, 2025 CAD ($) shares	Mar. 25, 2026 shares	Dec. 31, 2025 shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options to purchase voting shares (in shares)		40,094,324		40,094,324				49,486,556
Granted (in shares)		0	0	0	0	0
Intrinsic value of stock options exercised				$ 53,181		$ 423
Capitalized stock-based compensation | $		$ 109	$ 49	220	$ 150
Nonvested award, option, cost not yet recognized, amount | $		$ 50,059		$ 50,059
Nonvested award, cost not yet recognized, period for recognition				2 years 6 months
Xanadu Class A Multiple Voting Shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options to purchase voting shares (in shares)		1,820,109		1,820,109
Xanadu Class B Subordinate Voting Shares ("Earn-out Shares")
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options to purchase voting shares (in shares)		38,274,215		38,274,215
Stock options issued and outstanding
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expiration period				10 years
Expiration period from employee termination				90 days
Stock options issued and outstanding | Share-Based Payment Arrangement, Tranche One
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Award vesting rights, percentage				25.00%
Award vesting period				1 year
Stock options issued and outstanding | Share-Based Payment Arrangement, Tranche Two
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Award vesting period				36 months
2017 Equity Incentive Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares authorized (in shares)	15,726,911						1,393,773
2018 Equity Incentive Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares authorized (in shares)	64,873,614						5,749,323
Xanadu Omnibus Long-Term Incentive Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Percentage of outstanding stock maximum	15.00%